Commitments and Contingencies (FY)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies	Note 6 — Commitments and Contingencies To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.	Note 5 — Commitments and Contingencies To the best of the Company’s knowledge and belief, no legal proceedings of merit are currently pending or threatened against the Company.